Loan Receivables and Crypto Asset Collateral Payable to Customers and Related Party - Schedule of Loan Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loan Receivables [Abstract]
Loan receivables, current	$ 330,890,254	$ 300,701,527
Less: Allowance of expected credit losses	(249,220)
Loan receivables, current, net	330,641,034	300,701,527
Loan receivables, non-current	113,337,737	128,166,851
Less: Allowance of expected credit losses	(75,085)
Loan receivables, non-current, net	113,262,652	128,166,851
Total loan receivables due from customers, net	443,903,686	428,868,378
Loan receivables due from related party, non-current	556,920,892
Less: Allowance of expected credit losses	(553)
Total loan receivables due from related party, net	556,920,339
Total loan receivables, net	$ 1,000,824,025	$ 428,868,378